Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of Other Assets [line items]
Accrued interest receivable	$ 4,169	$ 4,213
Precious metals	6,492	4,195
Brokers' client accounts	11,745	7,967
Current tax receivable	2,912	2,611
Other prepayments	595	588
Derivative collateral receivable	8,132	7,067
Accounts receivable	1,698	1,238
Carbon emission allowances	649	11
Other	1,735	1,594
Total	39,805	30,862
Other assets [member]
Disclosure of Other Assets [line items]
Defined benefit asset (Note 17)	$ 1,678	$ 1,378